Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to non-PEO Named Executive Officers (1)	Total Shareholder Return (3)	Net Income
2025	$4,962,790	$4,962,790	$2,757,553	$2,757,553	$196.65	$26,312,000
2024	$4,924,536	$4,924,536	$2,724,178	$2,724,178	$252.53	$55,404,000
2023	$4,605,562	$4,605,562	$2,389,752	$2,389,752	$122.30	$28,103,000

(1)

Because our named executive officers have not received any equity awards, or held any unvested equity awards, in each of the years presented in the table, total Compensation is equal to Compensation actually paid, therefore, no reconciliation is presented.

(2)	The Non-PEO Named Executive Officers for each year shown include Ms. Cummings as she was the only executive officer other than our Chief Executive Officer for each year shown.

(3)

Total Shareholder Return represents the cumulative value of a $100 investment in the Company’s common stock, measured from the beginning of the earliest year presented. The calculation assumes reinvestment of dividends, although the Company has not paid any dividends during the periods presented.

PEO Total Compensation Amount	$ 4,962,790	$ 4,924,536	$ 4,605,562
PEO Actually Paid Compensation Amount	4,962,790	4,924,536	4,605,562
Non-PEO NEO Average Total Compensation Amount	2,757,553	2,724,178	2,389,752
Non-PEO NEO Average Compensation Actually Paid Amount	2,757,553	2,724,178	2,389,752
Total Shareholder Return Amount	196.65	252.53	122.3
Net Income (Loss)	$ 26,312,000	$ 55,404,000	$ 28,103,000